Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2022 and 2021:

(in thousands)	Notes	2022	2021
Fair value of derivative instruments	(14)	$111,617	$175,284
Income tax receivable	(17)	53,394	45,116
Prepaid expenses		50,958	60,629
Value added tax		28,130	22,884
Cash collateral	(14)	21,083	11,200
Other receivables		18,997	19,201
Contract assets	(4)	9,768	14,082
Loan receivables		29	6,249
Total prepaid expenses and other current assets		$293,976	$354,645